Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories	Inventories

	At December 31,
	2021	2022	2023
	(in thousands)
Components	$2,683	$6,641	$4,706
Finished goods	5,091	4,599	4,559
Total inventories at cost	$7,774	$11,240	$9,265
Provision for slow-moving or damaged components	$225	$606	$1,065
Provision for slow-moving or damaged finished goods	1,116	1,247	1,865
Total provision for slow-moving or damaged inventory	$1,341	$1,853	$2,930
Components, net	$2,458	$6,035	$3,641
Finished goods, at the lower of cost and net realizable value	3,975	3,352	2,694
Total net inventories	$6,433	$9,387	$6,335
The provisions for slow-moving or damaged inventory are related to units either damaged or in excess of the units needed to serve the expected demand for identified customers and projects. In the year ended December 31, 2022, the Company recorded expense related to certain components whose lead-times increased during the COVID-19 and other supply chain constraints, that ultimately were not used in production and expired. This represented $340,000 of the 2022 provision. In the year ended December 31, 2023, the Company recorded an additional expense of $126,000 and some components were physically scrapped resulting in a provision reversal of $104,000. At December 31, 2023 the provision related to those components represented $362,000. The remaining amount of $2,568,000 in depreciation is related to finished goods and components in excess of the units needed to serve the expected demand for identified customers and projects.